SHARE CAPITAL AND RESERVES - Schedule of stock options outstanding and exercisable of exercise prices (Details)	12 Months Ended
	Jan. 31, 2021 share $ / shares	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.22	$ 1.78	$ 2.41
Number of Options Outstanding	6,965,000	3,255,000	2,520,000
Number of Options Exerciseable	4,261,667
Exercise Price - 2.80 | June 25, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Jun. 25, 2021
Exercise Price | $ / shares	$ 2.80
Number of Options Outstanding	1,350,000
Number of Options Exerciseable	1,350,000
Exercise Price - 1.11 | February 5, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Feb. 05, 2022
Exercise Price | $ / shares	$ 1.11
Number of Options Outstanding	460,000
Number of Options Exerciseable	460,000
Exercise Price - 1.38 | October 9, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Oct. 09, 2022
Exercise Price | $ / shares	$ 1.38
Number of Options Outstanding	500,000
Number of Options Exerciseable	500,000
Exercise Price - 0.80 | January 24, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Jan. 24, 2023
Exercise Price | $ / shares	$ 0.80
Number of Options Outstanding	100,000
Number of Options Exerciseable	100,000
Exercise Price - 0.70 | August 17, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Aug. 17, 2023
Exercise Price | $ / shares	$ 0.70
Number of Options Outstanding	3,905,000
Number of Options Exerciseable	1,301,667
Exercise Price - 1.50 | January 28, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Jan. 28, 2024
Exercise Price | $ / shares	$ 1.50
Number of Options Outstanding	150,000
Number of Options Exerciseable	50,000
Exercise Price - 1.00 | October 9, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Oct. 09, 2024
Exercise Price | $ / shares	$ 1.00
Number of Options Outstanding	500,000
Number of Options Exerciseable	500,000